Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

NOTE 12 — WARRANT LIABILITIES

As part of ESGEN’s IPO, as defined in Note 11, ESGEN issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, ESGEN completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s Class A Common Stock at $11.50 per share (the “Private Warrants”)(together with the Public warrants, the “Warrants”). Upon the closing of the ESGEN Business Combination the 14,040,000 Private Warrants were forfeited. As of March 31, 2025 and December 31, 2024, there are 13,800,000 Public Warrants and no private placement warrants outstanding.

These warrants expire on the fifth anniversary of the ESGEN Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the ESGEN Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and

•        if, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.

The Public Warrants are recognized as derivative liabilities in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). Accordingly, the Company recognized the warrant instruments as liabilities at fair value as of the Closing Date, with an offsetting entry to additional paid-in capital and adjusts the carrying value of the instruments to fair value through other income (expense) on the condensed consolidated statements of operations at each reporting period until they are exercised. As of March 31, 2025 and December 31, 2024, the Public Warrants are presented as warrant liabilities on the accompanying condensed consolidated balance sheets.

NOTE 13 — WARRANT LIABILITIES

As part of ESGEN’s IPO, as defined in Note 11, ESGEN issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share. Simultaneously with the closing of the IPO, ESGEN completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s Class A Common Stock at $11.50 per share. Upon the closing of the ESGEN Business Combination the 14,040,000 Private Warrants were forfeited. As of December 31, 2024, there are 13,800,000 Public Warrants and no private placement warrants outstanding.

These warrants expire on the fifth anniversary of the ESGEN Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the ESGEN Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and

•        if, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.

The Public Warrants are recognized as derivative liabilities in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). Accordingly, the Company recognized the warrant instruments as liabilities at fair value as of the Closing Date, with an offsetting entry to additional paid-in capital and adjusts the carrying value of the instruments to fair value through other income (expense) on the consolidated statements of operations at each reporting period until they are exercised. As of December 31, 2024, the Public Warrants are presented as warrant liabilities on the accompanying consolidated balance sheets.